Short-Term Investment (Details) - Schedule of investment income (loss) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Gain from sales of short-term investments:
Trading securities	$ 46,492	$ 106,391
Held-to-maturity debt securities	32,093
Unrealized holding income (loss):
Trading securities	20,989	(3,147)
Net investment income	$ 99,574	$ 103,244